FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	March 31, 2022				December 31, 2021
	Carrying	Fair Value			Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	amount	Level 1	Level 2	Level 3
Assets:
Interest rate swap (Note 6)	$5,495	$—	$5,495	$—	$1,607	$—	$1,607	$—

Liabilities:
Interest rate swap (Note 6)	$—	$—	$—	$—	$389	$—	$389	$—

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 consisted of the following. There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Interest rate swap (Note 10)	$—	$1,607	$—	$1,607
Total assets at fair value	$—	$1,607	$—	$1,607
Liabilities:
Interest rate swap (Note 10)	$—	$389	$—	$389
Total liabilities at fair value	$—	$389	$—	$389